Investments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Carrying value
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 42.3
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 42.3